Certnys

1-36371

[redacted]

14005599

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

March 25, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Everyday Health, Inc., Common Stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 24, 2014. Tentative listing date March 27, 2014.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 11 Wall Street, 15th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com